Commitments and contingencies - Income tax declaration for 2013 (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Mar. 15, 2021 USD ($)	Mar. 15, 2021 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Nov. 17, 2020 USD ($)	Nov. 17, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized			$ 252,157,000,000,000
Contingent liability			9,902,000	S/ 39,590,000			$ 10,871,000	S/ 43,462,000
Deductible temporary differences for which no deferred tax asset is recognised			252,157,000,000,000
SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Contingent liability			2,626,000	10,500,000
SUNAT. | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized					$ 34,826,000	S/ 139,235,000
Payments of tax debt									$ 1,193,000	S/ 4,744,000
Deductible temporary differences for which no deferred tax asset is recognised					$ 34,826,000	S/ 139,235,000
SUNAT. | Year 2013 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized	$ 37,201,000										S/ 148,730,000
Contingent liability			$ 13,873,000	S/ 55,465,000			$ 16,446,000	S/ 65,751,000
Deductible temporary differences for which no deferred tax asset is recognised	37,201,000										S/ 148,730,000
SUNAT. | Year 2014 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized												$ 23,736,000	S/ 94,898,000
Disallowance of bonus paid to contractors	$ 517,000	S/ 2,067,000
Deductible temporary differences for which no deferred tax asset is recognised												$ 23,736,000	S/ 94,898,000